LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Outstanding principal balances of Long-term debt comprises of the following:

	September 30, 2023		December 31, 2022
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,866,900	$9,311,800	$9,866,900	$8,067,291
LMATT Series 2.2024, Inc.	2,333,391	3,027,681	2,333,391	2,354,013
LMATT Growth & Income Series 1.2026, Inc	400,000	427,284	400,000	400,000
Secured borrowing:
LMA Income Series, LP	21,889,444	22,242,291	17,428,349	17,428,349
LMA Income Series II, LP	24,535,851	24,535,851	—	—
Unsecured borrowing:
Owl Rock Credit Facility	25,000,000	25,000,000	—	—
SPV Purchase and Sale Note	25,750,000	25,750,000	—	—
Sponsor PIK Note	10,785,778	10,785,778	—	—
Deferred Financing Cost	(2,266,858)	(2,266,858)	—	—

Total long-term debt	$118,294,506	$118,813,827	$30,028,640	$28,249,653

Long-term debt comprises of the following:

	December 31, 2022		December 31, 2021
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,866,900	$8,067,291	$—	$—
LMATT Series 2.2024, Inc.	2,333,391	2,354,013	—	—
LMATT Growth & Income Series 1.2026, Inc.	400,000	400,000	—	—
Secured borrowing:
LMATT Income Series, LP	17,428,349	17,428,349	—	—

Total long-term debt	$30,028,640	$28,249,653	$—	$—